Investments	12 Months Ended
Dec. 31, 2017
Net Realized and Unrealized Gain (Loss) on Trading Securities [Abstract]
Investments

4.    INVESTMENTS

Short-term Investments

As of December 31, 2017, all of the short-term held-to-maturity investments were time deposits in commercial banks with maturities of less than one year. The short-term available-for-sale investments are debt securities with maturities of less than one year purchased from commercial banks and other financial institutions, and equity securities of a publicly listed company.

During the years ended December 31, 2015, 2016 and 2017, the Company recorded interest income from its short-term investments of RMB2.2 billion, RMB2.3 billion and RMB3.0 billion (US$455 million) in the consolidated statements of comprehensive income, respectively.

The short-term held-to-maturity debt investments as well as the short-term available-for-sale debt investments will mature within one year.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments, available-for-sale investments and investments accounted for at fair value.

Cost method investments

The carrying amount of cost method investments was RMB12.9 billion and RMB21.8 billion (US$3.3 billion) as of December 31, 2016 and 2017, respectively. The Company’s investments in preferred shares of the investees are not considered in-substance common stock if these preferred shares contain substantive dividend preference, liquidation preference and/or redemption feature and if they do not have mandatory redemption features nor readily determinable fair values. Investments in these preferred shares are accounted for under the cost method.

In 2016, the Company exchanged its equity shares of Uber (Cayman), Ltd. (“Uber China”), with Xiaoju Kuaizhi, Inc. (“Didi”), a China based ridesharing company, upon the merger of the two companies. The Company recognized a total gain of RMB2.0 billion in “Other income, net”, and the retained investment in Didi was accounted for as a cost method investment.

In May 2017, the Company completed the disposal of its mobile game business to third-party companies, a total gain of RMB923 million (US$142 million) was recognized in “Other income, net”.

In August 2017, the Company completed the disposal of Xiaodu Life Technology Ltd (“Xiaodu”), a former subsidiary of the Company primarily engaged in the business of takeout delivery services, to Rajax Holding, a China based delivery company. The Company recognized a total gain of RMB4.6 billion (US$712 million) in “Other income, net”, and also the retained an investment in Rajax Holding was accounted for as a cost method investment.

In October 2017, the Company completed the share purchase transaction of China United Network Communication Limited (“China Unicom”), listed telecommunications company in China. The total purchase consideration was RMB7.0 billion (US$1.1 billion) in cash with RMB4.0 billion (US$615 million) attributable to noncontrolling interest. The investment in China Unicom was held by a non wholly-owned subsidiary of the Company and was accounted for as a cost method investment due to a three-year holding requirement.

Equity method investments

Equity Investment in Ctrip.com International, Ltd. (“Ctrip”) On October 26, 2015, the Company completed a share exchange transaction with Ctrip (“Ctrip transaction”), a company engaged in the online travelling business. The Company exchanged its beneficially owned 178,702,519 Class A ordinary shares and 11,450,000 Class B ordinary shares of its majority-owned subsidiary Qunar Cayman Islands Limited (“Qunar”) in exchange for 11,488,381 newly-issued ordinary shares of Ctrip. The Company recognized a total gain of RMB24.4 billion from the Ctrip transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended December 31, 2015. In 2016, further shares were acquired by the Company, and as of December 31, 2017 the Company held approximately 19% of Ctrip’s outstanding shares. The fair value of the Company’s equity investment in Ctrip based on the market price of Ctrip’s shares listed on the NASDAQ was RMB29.2 billion and RMB30.2 billion (US$4.6 billion) as of December 31, 2016 and 2017, respectively. The Company accounts for the investment in Ctrip as an equity method investment in accordance with ASC 323 due to its significant influence over the entity.

The following tables set forth the summarized financial information of Ctrip:

	As of September 30,*
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Current assets	52,222	63,241	9,505
Non-current assets	83,336	99,986	15,028
Current liabilities	33,174	41,972	6,309
Non-current liabilities	31,128	37,590	5,650
Noncontrolling interests	3,678	1,935	291

	For the twelve months ended September 30,*
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	10,485	17,642	25,731	3,955
Gross profit	7,073	12,669	20,725	3,185
(Loss) income from operations	(115)	(1,681)	2,626	404
Net income (loss)	2,053	(2,177)	2,282	351
Net income (loss) attributable to the investees	2,208	(2,000)	2,284	351

*	The Company adopted a one-quarter lag in reporting its share of equity income in Ctrip

During the year ended December 31, 2016, the Company derecognized a group of assets sold to a third party and deconsolidated several subsidiaries due to the loss of a controlling equity interest in the subsidiary or substantive participating rights granted to other minority shareholders of the subsidiaries. An aggregate gain of RMB1.4 billion was recognized in “Other income, net” during the year ended December 31, 2016 accordingly. The Company’s retained interest in these subsidiaries were accounted for as equity method investments. Fair values of investments retained were estimated by using the income approach or market approach. Inputs used in these methodologies primarily included future cash flows, discount rate, and the selection of comparable companies operating in similar businesses. The transactions with these equity investees are aggregately disclosed in Note 20.

As of December 31, 2016 and 2017, besides Ctrip the Company held several other equity method investments through its subsidiaries or VIEs, all of which the Company can exercise significant influence but does not own a majority equity interest in or has control over. The carrying amount of all of the equity method investments including Ctrip was RMB32.3 billion and RMB31.4 billion (US$4.8 billion) as of December 31, 2016 and 2017, respectively. The Company excluded the summarized information for these other equity method investments, as the other equity investees were insignificant for all the years presented.

Available-for-sale equity investments and investments accounted for at fair value

Long-term available-for-sale equity investments represent investments in the equity securities of publicly listed companies. As the Company does not have significant influence over the investees, the investments were classified as available-for-sale and reported at fair value. Long-term investments accounted for at fair value represents certain equity investments of private companies. These investments are carried at fair value with realized or unrealized gains and losses recorded in the consolidated income statements.

The methodology used in the determination of fair values for available-for-sale equity investments, other invested securities and investments accounted for at fair value are summarized in Note 22.

The total impairment charges on long-term investments were RMB117 million, RMB245 million and RMB597 million (US$92 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

	As of December 31, 2016
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Short-term investments
Fixed-rate held-to-maturity investments	41,802	70	(4)			41,868
Fixed-rate available-for-sale debt investments	14,353			31	(6)	14,378
Adjustable-rate available-for-sale debt investments	14,674			313		14,987
Available-for-sale equity investments	33				(4)	29
Other invested securities	7,686			62		7,748
Long-term investments
Available-for-sale equity investments	528				(31)	497

	As of December 31, 2017
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value	Fair value

	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Short-term investments
Fixed-rate held-to-maturity investments	48,666	47	(18)			48,695	7,484
Fixed-rate available-for-sale debt investments	29,550			477	(5)	30,022	4,614
Adjustable-rate available-for-sale debt investments	10,589			104		10,693	1,643
Other invested securities	18,289			169	(108)	18,350	2,820
Long-term investments:
Available-for-sale equity investments	2,077			742	(46)	2,773	426
Investments accounted for at fair value	307			14		321	49